Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 27, 2012
International Equity (Prospectus Summary): | International Equity
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica International Equity Fund (the “Fund”)
Supplement Text	ck0000799084_SupplementTextBlock

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Equity Fund (the “Fund”)

Supplement dated June 15, 2012 to the Prospectus

dated January 27, 2012, as amended and supplemented to date

In a previous supplement dated March 7, 2012 (the “Prior Supplement”), the Fund announced that the Board of Trustees of the Trust approved a change in the SunAmerica International Equity Fund’s name to the “SunAmerica International Dividend Strategy Fund,” along with certain changes to the Fund’s investment goal, principal investment strategy and principal investment techniques. As part of these changes, the Prior Supplement indicated that the Fund would employ a “buy and hold” strategy with approximately 100 high dividend yielding equity securities selected annually from the Morgan Stanley Capital International All Country World ex-U.S. Index (“MSCI ACWI ex-U.S. Index”). The strategy has been revised to provide that the Fund will invest in approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. It is anticipated that the Fund will invest in approximately 50 securities upon the effectiveness of the changes.

It is currently expected that these changes, including the other changes described in the Prior Supplement, will become effective on or about July 2, 2012 (the “Effective Date”).

As previously announced, SunAmerica Asset Management Corp., the Fund’s investment adviser, is anticipated to assume day-to-day portfolio management responsibility for the Fund, replacing the Fund’s current subadviser, PineBridge Investments LLC, as of the Effective Date.

Once the changes to the Fund’s name and investment policies become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s investment strategy, techniques and risks. Please read the prospectus carefully.

Supplement Closing	ck0000799084_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
International Equity | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIEAX
International Equity | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSIBX
International Equity | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIETX
International Equity | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAOIX